EVENTS SUBSEQUENT (Details Narrative) - Subsequent Event [Member]	Oct. 14, 2024 USD ($) shares
Subsequent Event [Line Items]
Deposited to trust account | $	$ 690,000
Business acquisition, shares | shares	30,000